Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 18,757	$ 29,197
Non-current provisions	17,823	27,563
Total provisions	36,580	56,760
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,753	19,699
Non-current provisions	15,526	25,467
Total provisions	26,279	45,166
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	4,254	5,748
Non-current provisions	54	83
Total provisions	4,308	5,831
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,750
Non-current provisions	2,243	2,013
Total provisions	$ 5,993	$ 5,763